Employee compensation (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Employee Benefits [Abstract]
Stock-based compensation and related costs
Share-based compensation and related costs were included in the following expenses:

	2023	2022
	$	$

Direct cost of revenues	6,945	6,345
General and administrative	33,963	26,377
Research and development	35,504	29,705
Sales and marketing	47,255	46,639
Restructuring	5,637	—

Total share-based compensation and related costs	129,304	109,066